29. EMPLOYEE BENEFIT PLANS (Details 2) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Accrued benefit liabilities	CAD 40,065	CAD 36,718
Pension plans [Member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	(291,612)	(266,255)
Surplus deficit in plan	15,048	13,173
Accrued benefit liabilities	16,169	14,330
Pension plans [Member] | Funded Plan [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	306,660	279,428
Pension plans [Member] | Unfunded Plan [Member]
Disclosure of defined benefit plans [line items]
Accrued benefit liabilities	1,121	1,157
Other post-employment benefit plans [Member]
Disclosure of defined benefit plans [line items]
Accrued benefit liabilities	23,896	22,388
Other post-employment benefit plans [Member] | Unfunded Plan [Member]
Disclosure of defined benefit plans [line items]
Accrued benefit liabilities	CAD 23,896	CAD 22,388